Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, plant and equipment [abstract]
Property, plant and equipment	Property, plant and equipment:

	December 31, 2023	December 31, 2022
Property, plant and equipment owned	$102,206	$70,344
Right-of-use assets	14,119	12,017
	$116,325	$82,361
10.    Property, plant and equipment (cont'd):
Property, plant and equipment owned

Net carrying amounts	December 31, 2023	December 31, 2022
Computer equipment	$1,405	$1,207
Furniture and fixtures	1,436	1,323
Leasehold improvements	2,245	1,550
Production and test equipment	97,120	66,264
	$102,206	$70,344

Cost	December 31, 2022	Additions	Disposals	Transfers	Effect of movements in exchange rates	December 31, 2023
Building	$—	$936	$—	$—	$—	$936
Computer equipment	6,741	745	—	(130)	—	7,356
Furniture and fixtures	2,406	328	—	—	30	2,764
Leasehold improvements	9,650	1,103	—	—	27	10,780
Production and test equipment	109,202	38,102	(111)	(1,041)	(55)	146,097
	$127,999	$41,214	$(111)	$(1,171)	$2	$167,933

Accumulated depreciation	December 31, 2022	Depreciation	Disposals	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2023
Building	$—	$—	—	$936	$—	$—	$936
Computer equipment	5,534	491	—	—	(73)	(1)	5,951
Furniture and fixtures	1,083	245	—	—	(12)	12	1,328
Leasehold improvements	8,100	431	—	—	4	—	8,535
Production and test equipment	42,938	7,132	(23)	31	(1,090)	(11)	48,977
	$57,655	$8,299	$(23)	$967	$(1,171)	$—	$65,727
During the year ended December 31, 2023, impairment charges of $967,000 (2022 - $7,000) consist primarily of a write-down of assets of $936,000 (2022 - $nil), as the Corporation has decided to suspend investment in a planned facility in China (note 27), and an impairment loss of $31,000 (2022 - $7,000) for production and test equipment.

Cost	December 31, 2021	Additions	Impairment	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$6,852	$181	$—	$(290)	$(2)	$6,741
Furniture and fixtures	1,914	700	—	(208)	—	2,406
Leasehold improvements	9,450	388	—	(185)	(3)	9,650
Production and test equipment	77,644	32,663	(7)	(1,109)	11	109,202
	$95,860	$33,932	$(7)	$(1,792)	$6	$127,999
10.    Property, plant and equipment (cont'd):
Property, plant and equipment owned (cont'd)

Accumulated depreciation	December 31, 2021	Depreciation	Transfers	Effect of movements in exchange rates	December 31, 2022
Computer equipment	$5,253	$574	$(290)	$(3)	$5,534
Furniture and fixtures	1,152	139	(208)	—	1,083
Leasehold improvements	7,932	353	(185)	—	8,100
Production and test equipment	37,668	6,368	(1,109)	11	42,938
	$52,005	$7,434	$(1,792)	$8	$57,655
Right-of-use assets
The Corporation leases certain assets under lease agreements, comprising primarily of leases of land and buildings, office equipment and vehicles (note 19).

Net carrying amounts included in property, plant and equipment	December 31, 2023	December 31, 2022
Property	$13,691	$11,487
Equipment	70	116
Vehicle	358	414
	$14,119	$12,017

Cost	December 31, 2022	Additions	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$28,844	$5,676	$(73)	$—	$34,447
Equipment	188	—	(11)	(1)	176
Vehicle	637	150	(135)	(15)	637
	$29,669	$5,826	$(219)	$(16)	$35,260

Accumulated depreciation	December 31, 2022	Depreciation	De-recognition	Effect of movements in exchange rates	December 31, 2023
Property	$17,357	$3,382	$(3)	$21	$20,757
Equipment	72	41	(7)	—	106
Vehicle	223	109	(58)	4	278
	$17,652	$3,532	$(68)	$25	$21,141

Cost	December 31, 2021	Additions	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$26,427	$2,746	$—	$(341)	$12	$28,844
Equipment	175	13	—	—	—	188
Vehicle	372	290	(25)	—	—	637
	$26,974	$3,049	$(25)	$(341)	$12	$29,669
10.    Property, plant and equipment (cont'd):
Right-of-use assets (cont'd)

Accumulated depreciation	December 31, 2021	Depreciation	De-recognition	Transfer	Effect of movements in exchange rates	December 31, 2022
Property	$14,590	$3,108	$—	$(341)	$—	$17,357
Equipment	36	36	—	—	—	72
Vehicle	142	87	(6)	—	—	223
	$14,768	$3,231	$(6)	$(341)	$—	$17,652